As filed with the Securities and Exchange Commission on April 29, 2011
1933 Act File No. 033-91058
1940 Act File No. 811-09018

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ____ ☐
Post-Effective Amendment No. 24 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 25 ☑
(Check appropriate box or boxes.)
AMERICAN BEACON MILEAGE FUNDS
(Exact name of Registrant as Specified in Charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (817) 967-3509

Gene L. Needles, Jr., President	With copies to:
4151 Amon Carter Boulevard	Francine J. Rosenberger, Esq.
MD 2450	K&L Gates LLP
Fort Worth, Texas 76155	1601 K Street, NW
(Name and Address of Agent for Service)	Washington, D.C. 20006-1601
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has adopted a master-feeder operating structure. This Post-Effective Amendment includes signature pages for the American Beacon Master Trust, the master trust, and the American Beacon Mileage Funds, the feeder trust.

AMERICAN BEACON MILEAGE FUNDS
CONTENTS OF REGISTRATION STATEMENT
This registration statement is comprised of the following:
Cover Sheet
Contents of Registration Statement
Prospectus for the Mileage Class of the American Beacon Money Market Mileage Fund
Statement of Additional Information for the Mileage Class of the American Beacon Money Market Mileage Fund
Part C
Signature Pages
Exhibits

PROSPECTUS

April 29, 2011

Money Market Mileage Fund
MILEAGE CLASS [AVMXX]

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund’s prospectus is accurate or complete, nor does it judge the investment merits of the Fund. To state otherwise is a criminal offense.

Prospectus
i

American Beacon

Money Market Mileage FundSM

Investment Objective

The Fund’s investment objective is current income, liquidity and the maintenance of a stable price of $1.00 per share.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)

Mileage
Management fees	0.09%
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.47%
Acquired Fund Fees and Expenses	0.03%

Total annual fund operating expenses[2]	0.84%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of the Money Market Portfolio of the American Beacon Master Trust.

[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Fund’s Financial Highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share class	1 year	3 years	5 years	10 years
Mileage	$86	$268	$466	$1,037

Principal Investment Strategies

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio (“Portfolio”) of the American Beacon Master Trust. The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term “Fund” includes the Portfolio.

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments that are deemed by the Manager to present minimal credit risk pursuant to guidelines approved by the Board. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper and medium-term notes; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers’ acceptances. The Fund may purchase U.S. dollar denominated securities issued or supported by foreign entities including foreign banks and corporations.

In buying and selling securities, the Manager considers its own credit analysis, as well as ratings assigned by rating services. The Fund invests more than 25% of its total assets in obligations issued by financial services companies. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The dollar-weighted average maturity (“WAM”) and the dollar-weighted average life maturity (“WAL”) of the Fund will not exceed 60 and 120 days, respectively.

Principal Risks

Interest Rate Risk
There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders and maintain a stable $1.00 share price. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates go up, the market values of previously issued money market instruments generally decline. When interest rates decline, the Fund’s new investments are likely to be in money market instruments paying lower

Prospectus	Summary

American Beacon

Money Market Mileage FundSM — (continued)

rates than the rest of the Fund’s portfolio. The rate of the Fund’s income will vary from day to day, generally reflecting changes in overall short-term interest rates.

Investment Risk
Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk
The value of a security held by the Fund may decline if the security’s credit quality, or that of the security’s issuer or provider of credit support, is downgraded or credit quality otherwise falls. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below $1.00 per share.

Yield and Securities Selection Risk
The yield paid by the Fund may be affected by the Manager’s decisions regarding the Fund’s WAM and WAL. If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield.

Foreign Investing Risk
Investing in securities issued or supported by foreign entities carries potential foreign exposure considerations, including but not limited to the risk of: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Liquidity Risk
From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Government-Sponsored Enterprises Risk
Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Farm Credit Banks and the Tennessee Valley Authority are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. They are also subject to credit risk and interest rate risk.

Financial Services Companies Risk
Because the Fund concentrates its assets in financial services companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the financial services companies. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the rates and fees that they can charge. Profitability is largely dependent on the availability and cost of capital, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector.

U.S. Government Securities Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. They are also subject to credit risk and interest rate risk.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund’s shares. Reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Repurchase Agreement Risk
The obligations of a counterparty to a repurchase agreement are not guaranteed. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Portfolio’s right to control the collateral.

Master/Feeder Structure Risk
Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing

Summary	Prospectus
2

American Beacon

Money Market Mileage FundSM — (continued)

substantially all of its assets in the Portfolio. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective, which may be adversely affected by the purchase and redemption activities of other investors in the Portfolio. The ability of the Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Manager also serves as investment adviser to the Portfolio. Therefore, conflicts may arise as the Manager fulfills its fiduciary responsibilities to the Fund and the Portfolio. For example, the Manager may have an economic incentive to maintain the Fund’s investment in the Portfolio at a time when it might otherwise choose not to do so.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table below shows the Fund’s average annual total returns. You may call 1-800-388-3344 or visit the Fund’s website at www.americanbeaconfunds.com to obtain the Fund’s current seven-day yield. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Mileage Class shares

Highest Quarterly Return:	1.33%
(1/1/01 through 12/31/10)	(1st Quarter 2001)
Lowest Quarterly Return:	0.00%
(1/1/01 through 12/31/10)	(2nd Quarter 2009 thru 4th Quarter 2010)

	Average Annual Total Returns
	For the periods ended December 31, 2010
	1 Year	5 Years	10 Years
Money Market Mileage Fund	0.01%	2.29%	2.09%

Management

The Manager
American Beacon Advisors, Inc. serves as the Manager of the Fund and the investment advisor to the Money Market Portfolio of the Master Trust.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business excluding Columbus Day and Veteran’s Day by calling 1-800-658-5811, writing to the Fund at P.O. Box 219643, Kansas City, MO 64121, or visiting www.americanbeaconfunds.com. For overnight delivery, please mail your request to American Beacon Funds, c/o BFDS, 330 West 9thStreet, Kansas City, MO 64105. The minimum initial purchase into the Fund is $2,500. The minimum amount for subsequent investments by check or by pre-authorized automatic investment is $50 and by wire is $500.

Tax Information

Dividends and capital gain distributions, if any, which you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless your account is tax-exempt or tax deferred (in which case you may be taxed later, upon the withdrawal of your investment from such account).

Prospectus	Summary
3

Additional Information About the Fund

To help you better understand the Fund, this section provides additional discussion about the Fund’s and its objectives, principal investment strategies and risks and investment policies. However, this prospectus does not describe all of the Fund’s investment practices. For additional information, please see the Fund’s Statement of Additional Information, which is available by contacting us by telephone at 1-800-658-5811, by U.S. mail at P.O. Box 219643, Kansas City, MO 64121-9643, by e-mail at americanbeaconfunds@americanbeacon.com, or visiting www.americanbeaconfunds.com.

Additional Information About the Fund’s Investment Policies

Investment Objective
The Fund’s investment objective is “fundamental,” which means that it may be changed only with the approval of Fund shareholders.

Temporary Defensive Policy
A Fund may depart from its principal investment strategy by taking temporary defensive or interim positions in response to adverse market, economic, political or other conditions. During these times, the Fund may not achieve its investment goal.

Fund Management

The Manager

American Beacon Advisors, Inc. serves as the manager of the Fund and the investment adviser to the Money Market Portfolio of the Master Trust. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly-owned subsidiary of Lighthouse Holdings, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2010, the Manager had approximately $46.7 billion of assets under management, including approximately $15.7 billion under active management and $31.0 billion as named fiduciary or financial advisor.

The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Fund. The Manager develops the investment program for the Fund and serves as the sole investment advisor to the Fund. As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.09% of its net assets. A discussion of the Board’s consideration and approval of the Management Agreement between the Fund and the Manager is available in the Fund’s semiannual report dated June 30, 2010.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Fund will engage in securities lending at this time. The Securities and Exchange Commission (“SEC”) has granted exemptive relief that permits the Fund to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Fund in accordance with the Fund’s objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisors without approval of the Fund’s shareholders, but subject to approval by the Boards of Trustees of the Master Trust and the Fund. The Prospectus will be supplemented if additional investment advisors are retained or the contract with the Manager is terminated.

Master-Feeder Structure

The Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust, which has an identical investment objective. As noted above, throughout this Prospectus, the term “Fund” is used to refer to the Fund or the Portfolio, unless otherwise noted. Statements regarding investments by the Fund refer to investments made by the Portfolio.

The Fund is a “feeder” fund that invests all of its investable assets in a “master” fund with the same investment objective. The “master” fund purchases securities for investment. The master-feeder structure works as follows:

The Fund can withdraw its investment in the Portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. A change in the Portfolio’s fundamental objective, policies and restrictions, which is not approved by the shareholders of the Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could

Fund Management	Prospectus
4

result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund. If the Fund withdraws its investment in the Portfolio, the Fund’s assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.

Valuation of Shares

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all of the Fund’s liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. The Fund cannot guarantee that its NAV will always remain at $1.00 per share.

The Fund’s NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange (“Exchange”) is open for business. On days when the financial markets in which the Fund invests close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Fund is also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, the Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

About Your Investment

Purchase and Redemption of Shares

Eligibility

Mileage Class shares are offered only to individuals and certain grantor trusts. Qualified retirement plans (such as IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Fund.

American Beacon Funds does not accept accounts registered to foreign individuals or entities, including foreign correspondent accounts.

You may invest in the Fund directly through us only.

Minimum Initial Investment: $2,500

Opening an Account

A completed, signed application is required to open an account. You may obtain an application form by calling 1-800-658-5811.

You also may download an account application from the Fund’s web site at www.americanbeaconfunds.com.

Complete the application, sign it and

Mail to:
American Beacon Mileage Funds P.O. Box 219643 Kansas City, MO 64121-9643
For Overnight Delivery
American Beacon Funds c/o BFDS 330 West 9th Street Kansas City, MO 64105

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account with the Fund, you will be asked for information that will allow the Fund to identify you. The Fund is required by law to reject your new account application if the required identifying information is not provided.

Purchase Policies

Shares of the Fund are offered and purchase orders are typically accepted until 5:00 p.m. Eastern Time or the close of the Exchange (whichever comes first) on each day on which the Exchange is open for business. In addition, the Fund may, in its discretion, accept orders on days when the Exchange is closed. Shares of the Fund are not offered and orders are not accepted on Columbus Day and Veterans Day. If a purchase order is received in good order prior to the deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the deadline, the purchase price will be the NAV per share of the following day that the Fund is open for business.

The Fund has the right to reject any purchase order or cease offering shares at any time. No sales charges are assessed on the purchase or sale of Fund shares. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund will not accept “starter” checks, credit card checks, money orders, cashier’s checks, official checks, or third party checks.

Redemption Policies

Shares of the Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a

Prospectus	About Your Investment
5

redemption request is received in good order. Wire proceeds from redemption requests received by 3:00 p.m. Eastern Time (or such other time as may be designated by a Fund) will generally be transmitted to shareholders on the same day. In any event, proceeds from a redemption request will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. For assistance with completing a redemption request, please call 1-800-658-8111.

The Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable; (iv) by order of the SEC for protection of the Fund’s shareholders; (v) to facilitate an orderly liquidation of the Fund.

Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets held by its corresponding portfolio. To the extent that a Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.

How to Purchase Shares
By Check
The minimum initial and subsequent investment requirements for investments by check are:

	Minimum	Minimum
	Initial	Subsequent
	Investment	Investment
Share Class	Amount	Amount
Mileage Class	$2,500	$50

•	Make the check payable to American Beacon Mileage Funds.
•	Include the shareholder’s account number, Fund name and Fund number on the check.
•	Mail the check to:
American Beacon Mileage Funds
P.O. Box 219643
Kansas City, MO 64121-9643

For Overnight Delivery
American Beacon Funds
c/o BFDS
330 West 9thStreet
Kansas City, MO 64105

By Wire

•	The minimum initial and subsequent investment requirements for investments by wire are:

	Minimum	Minimum
	Initial	Subsequent
	Investment	Investment
Share Class	Amount	Amount
Mileage Class	$2,500	$500

•	If your account has been established, call 1-800-658-5811 to purchase shares by wire.

•	Send a bank wire to State Street Bank and Trust Co. with these instructions:

ABA# 0110-0002-8; AC-9905-342-3,

Attn: American Beacon Mileage Funds

the Fund name and Fund number, and

shareholder account number and registration.

By Pre-Authorized Automatic Investment

•	The minimum account size of $2,500 must be met before establishing an automatic investment plan.
•	Fill in required information on the account application, including amount of automatic investment ($50 minimum). Attach a voided check to the account application.
•	You may also establish an automatic investment plan through www.americanbeaconfunds.com.
•	Funds will be transferred automatically from your bank account via ACH on or about the 5th day of each month or quarter, depending upon which periods you specify.
•	If you establish your automatic investment plan through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

Via “My Account” on www.americanbeaconfunds.com

•	You may purchase shares of all classes via “My Account” on www.americanbeaconfunds.com.

•	Funds will be transferred automatically from your bank account via Automated Clearing House (“ACH”) if valid bank instructions were included on your application.

•	If not, please call 1-800-658-5811 for assistance with establishing bank instructions.

How to Redeem Shares
By Telephone

•	Call 1-800-658-5811 to request a redemption.

•	Minimum redemption amounts and applicable class limitations, and policies as to the disposition of the proceeds of telephone redemptions are as follows:

	Minimum		Disposition of
Share Class	Redemption	Limitations	Redemption Proceeds
Mileage Class	$500 by wire (and $10 fee) or	$250,000 per 30-day period	Mailed to account address of record; or
	$50 by check or ACH		Transmitted to commercial bank designated on the account application form.

About Your Investment	Prospectus
6

By Mail

•	Write a letter of instruction including:

the Fund name and Fund number,

shareholder account number,

shares or dollar amount to be redeemed, and

authorized signature(s) of all persons required to sign for the account.

Mail to:
American Beacon Mileage Funds
P.O. Box 219643
Kansas City, MO 64121-9643

For Overnight Delivery
American Beacon Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

•	Proceeds will be mailed to the account address of record or transmitted to commercial bank designated on the account application form.
•	Minimum redemption amounts are as follows:

Share Class	Minimum Redemption
Mileage Class	$500 by wire (and $10 fee), $50 by check or ACH

To protect the Fund and your account from fraud, a STAMP 2000 Medallion signature guarantee is required for redemption orders:

•	in amounts of $250,000 or more,
•	with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or
•	for an account whose address has changed within the last 30 days if proceeds are sent by check.

The Fund only accepts STAMP 2000 Medallion signature guarantees, which may be obtained at most banks, broker-dealers and credit unions. A notary public cannot provide a signature guarantee. Call 1-800-658-5811 for instructions and further assistance.

By Shareholder Draft

•	Choose the check writing feature on the account application or establish via www.americanbeaconfunds.com.
•	Minimum check amount is $100.
•	A $2 service fee per check is charged for check copies.

By Pre-Authorized Automatic Redemption

•	Fill in required information on the account application or establish via www.americanbeaconfunds.com ($50 minimum).
•	Proceeds will be transferred automatically from your Fund account to your bank account via ACH on or about the 15th day of each month. If you establish automatic redemption through www.americanbeaconfunds.com, you can choose the date and frequency of transfer.

Via “My Account” on www.americanbeaconfunds.com

•	If you have established bank instructions for your account, you may request a redemption by selecting “My Account” on www.americanbeaconfunds.com.

•	If bank instructions were not included on the account application form, please call 1-800-658-5811 to establish bank instructions.

•	Minimum wire, ACH and check redemption amounts and policies as to the disposition of the proceeds of redemptions via: “My Account” on www.americanbeaconfunds.com are as follows:

		Minimum
	Minimum	ACH or	Disposition of
Share Class	Wire Amount	Check Amount	Redemption Proceeds
Mileage Class	$500 (and $10 fee)	$50	Check mailed to account address of record;
			Wire transmitted to commercial bank designated on the account application form; or Funds transferred via ACH to bank account designated on application form.

General Policies

If a shareholder’s account balance falls below $2,500, the shareholder may be asked to increase the balance. If the account balance remains below $2,500 after 45 days, the Fund reserves the right to close the account and send the proceeds to the shareholder. The Funds reserve the authority to modify minimum account balances in its discretion.

A Signature Validation Program (“SVP”) stamp may be required in order to change an account’s registration or banking instructions. You may obtain a SVP stamp at banks, broker-dealers and credit unions, but not from a notary public. The SVP stamp is analogous to the STAMP 2000 Medallion guarantee in that it is provided at similar institutions. However, it is used only for non-financial transactions.

The following policies apply to instructions you may provide to the Fund by telephone:

•	The Fund, its officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
•	The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
•	Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

Prospectus	About Your Investment
7

The Fund reserves the right to:

•	liquidate a shareholder’s account at the current day’s NAV and remit proceeds via check if the Fund is unable to verify the shareholder’s identity within three business days of account opening,
•	seek reimbursement from the shareholder for any related loss incurred by the Fund if payment for the purchase of Fund shares by check does not clear the shareholder’s bank, and
•	charge a fee.

Unclaimed accounts may be subject to State escheatment laws, where the holdings in an account may be transferred to the appropriate State if no activity occurs in the account within the time period specified by State law. The Funds and the Transfer Agent will not be liable to shareholders or their representatives for good faith compliance with those escheatment laws.

Frequent Trading

The Fund is intended to serve as a short-term investment vehicle providing daily liquidity to shareholders. As such, the Fund’s Board of Trustees has determined not to adopt policies to deter short-term trading of Fund shares. The Manager attempts to maintain sufficient liquidity for the Fund to satisfy redemption requests. In the event of large net redemptions, due to frequent trading activity or other circumstances, the Manager may be required to sell portfolio securities before maturity, possibly causing the Fund to underperform other similar money market funds.

Distributions and Taxes

The Fund distributes most or all of its net earnings in the form of dividends from net investment income, which are declared daily and paid monthly, and distributions of realized net capital gains, if any. Dividends and distributions of net realized gains are taxable as ordinary income. None of the Fund’s distributions are expected to be eligible for the 15% maximum federal income tax rate applicable to individual shareholders’ “qualified dividend income” or net capital gains or for the dividends-received deduction available to corporations. However, the portion of the Fund’s dividends derived from its investments in certain direct U.S. Government obligations is generally exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions declared in each month are paid to shareholders on the first business day of the following month.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax advisors regarding specific questions as to the effect of federal, state and local income taxes on an investment in the Fund. Each year, shareholders will receive tax information from the Fund to assist them in preparing their tax returns.

AAdvantage® Miles

Each shareholder will earn American Airlines AAdvantage® travel awards program (“AAdvantage”) miles1. For more information about the AAdvantage program visit www.aa.com/aadvantage.

AAdvantage travel awards (“miles”) will be posted monthly in arrears to each shareholder’s AAdvantage account based on the shareholder’s average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in the Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day’s balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage earned for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Fund. These miles appear on subsequent AAdvantage program statements. You may request mileage credit for past, eligible transactions up to 12 months from the transaction date. Transactions prior to your enrollment in the AAdvantage program are not eligible for mileage credit.

In the case of trust accounts, AAdvantage miles will be posted only in a trustee’s individual name, and not in the name of the trust account. Before investing in the Fund, trustees of trust accounts should consult their own legal and tax advisors as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Fund that in administering an AAdvantage member’s AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity or from other sources.

The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to Fund shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time.

About Your Investment	Prospectus
8

American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American Airlines may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated.

American Airlines reserves the right to end the AAdvantage® program with six months notice. AAdvantage® travel awards, accrued mileage credits and special offers are subject to government regulations. AAdvantage® miles earned through this promotion/offer do not count towards elite status qualification. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, security fee, tax liability surcharge or passenger facility charge or any other fee or surcharge (whether enacted by a governmental authority or otherwise) is the responsibility of the passenger and/or the AAdvantage® member. AmericanAirlines and AAdvantage are marks of American Airlines, Inc.

[1]	AmericanAirlines and AAdvantage are marks of American Airlines, Inc.

Additional Information

Distribution of Fund Shares

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, which authorizes the use of any fees received by the Manager in accordance with the Management and Administrative Services Agreement to be used for the sale and distribution of Fund shares. The Plan provides that the Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the Fund’s Board of Trustees) for distribution-related services. The primary expenses expected to be incurred under the Plan are advertising and participation in the AAdvantage program. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.

Portfolio Holdings

A complete list of the Fund’s holdings as of the end of each business day is made available on the Fund’s website on the following business day and remains available on the website for six months. To access the holdings information, go to www.americanbeaconfunds.com and select “Fund Holdings” under the “I want info on . . .” menu on the home page.

A description of the Fund’s policies and procedures regarding the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information, which you may access on the Fund’s website at www.americanbeaconfunds.com or call 1-800-658-5811 to request a free copy.

Delivery of Documents

If you are interested in electronic delivery of the Funds’ summary prospectuses or shareholder reports, please go to www.americanbeaconfunds.com and click on “Register for e-delivery.”

Prospectus	Additional Information
9

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the Fund’s table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions). The information in the financial highlights has been derived from the Funds’ financial statements audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which you may obtain upon request.

	Money Market Mileage-Fund Mileage Class
	Year Ended December 31,
For a share outstanding throughout the period:	2010		2009		2008		2007		2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	—	B	—	B	0.02		0.05		0.05
Net realized gain on investments	—	B	—	B	—	B	—	B	—	B

Total income from investment operations	0.00		0.00		0.02		0.05		0.05

Less distributions:
Dividends from net investment income	—	B	—	B	(0.02)		(0.05)		(0.05)
In excess of net investment income	—	B	—		—		—		—
Distributions from net realized gain on securities	—	B	—	B	—	B	—	B	—	B

Total distributions	0.00		0.00		(0.02)		(0.05)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01%		0.04%		2.21%		4.68%		4.61%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$26,611		$28,631		$40,682		$47,817		$47,960
Ratios to average net assets (annualized):A
Expenses, net of waivers	0.33%		0.51%		0.64%		0.72%		0.57%
Expenses, before waivers	0.81%		0.67%		0.64%		0.75%		0.57%
Net investment income, net of waivers	0.01%		0.04%		2.21%		4.59%		4.52%
Net investment income (loss), before waivers	(0.47)%		(0.11)%		2.21%		4.56%		4.52%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

B	Amount is less than 0.01 per share.

Additional Information	Prospectus
10

— Notes —

Prospectus	Additional Information
11

Additional Information

Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling 1-800-388-3344 or you may access them on the Fund’s website at www.americanbeaconfunds.com.

Annual Report/Semi-Annual Report	Statement of Additional Information (“SAI”)
The Fund’s Annual and Semi-Annual Reports list the Fund’s actual investments as of the report’s date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund’s performance. The report of the Fund’s Independent Registered Public Accounting Firm is included in the Annual Report.
The SAI contains more details about the Fund and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Fund or to request a copy of the documents listed above:

By Telephone:	By Mail:	By E-mail:	On the Internet:
Call 1-800-658-5811	American Beacon Mileage Funds P.O. Box 219643 Kansas City, MO 64121-9643	americanbeaconfunds@ambeacon.com	Visit our website at www.americanbeaconfunds.com Visit the SEC website at www.sec.gov

The SAI and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-1520. The SAI and other information about the Fund may also be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine

American Airlines, Inc. is not responsible for investments made in the American Beacon Mileage Funds. American Beacon and Mileage Class are registered service marks of American Beacon Advisors, Inc. American Beacon Mileage Funds and American Beacon Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.

SEC File Number 811-9018

Additional Information	Prospectus

STATEMENT OF ADDITIONAL INFORMATION
April 29, 2011
AMERICAN BEACON MILEAGE FUNDSSM
Mileage Class ®
Money Market Mileage Fund (the “Fund”) [AVMXX]
     This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus dated April 29, 2011 (the “Prospectus”) for the American Beacon Money Market Mileage Fund (the “Fund”), a copy of which may be obtained without charge by calling (800) 658-5811 or by visiting www.americanbeaconfunds.com. This SAI is incorporated by reference to the Fund’s Prospectus. In other words it is legally a part of the Prospectus. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.
     The American Beacon Money Market Mileage Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2010 and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI. Copies of the Fund’s Annual Report may be obtained free of charge, upon request by calling (800) 658-5811.

ORGANIZATION AND HISTORY OF THE FUND
     The Fund is an investment portfolio of the American Beacon Mileage Funds (the “Mileage Trust”). The Mileage Trust (is a no-load, open-end, diversified management investment company. The Mileage Trust was organized as a Massachusetts business trust on February 22, 1995. Prior to March 1, 2005, the American Beacon Mileage Fund was known as the American AAdvantage Mileage Fund.
     The Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. The Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (the “Portfolio”) of the American Beacon Master Trust (the “Master Trust”), a separate investment company managed by American Beacon Advisors, Inc. (the “Manager”).
ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RISKS
     The investment objective and principal investment strategies and risks of the Fund are described in the Prospectus. This section contains additional information about the Fund’s investment policies and risks and types of securities the Fund may purchase. The composition of the Fund’s portfolio and the strategies that the Fund uses in selecting portfolio securities may vary over time. The Fund is not required to use all of the investment strategies described below in pursuing its investment objectives. It may use some of the investment strategies only at some times or it may not use them at all.
     Bank Obligations —Bank obligations in which the Fund may invest include certificates of deposit, unsecured bank promissory notes, bankers’ acceptances, fixed time deposits and other debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis, as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investment and, therefore, are senior to all holding company corporate debt.
     Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC to the extent of $250,000 per depositor per bank.
     The Fund invests more than 25% of its total assets in obligations issued by financial companies (whether foreign or domestic), including bank commercial paper. However, if the Manager believes that maintaining this concentration may be inconsistent with the best interests shareholders due to, for example, adverse economic conditions prevailing in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits), the Fund may not maintain this concentration. As a result, the Fund may be especially affected by favorable and adverse developments in or related to the banking industry.
     The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.
     Borrowing— The Portfolio may borrow for temporary purposes. Borrowing may exaggerate changes in a Fund’s NAV and in its total return. Interest expense and other fees associated with borrowing may reduce the Fund’s return.
     Callable Securities — The Fund may invest in fixed-income securities with call features. A call feature allows the issuer of the security to redeem or call the security prior to its stated maturity date. In periods of falling interest rates, issuers may be more likely to call in securities that are paying higher coupon rates than prevailing interest rates. In the event of a call, the Fund would lose the income that would have been earned to maturity on that security, and the proceeds received by the Fund may be invested in securities paying lower coupon rates. Thus, the Fund’s income could be reduced as a result of a call. In addition, the market value of a callable security may decrease if it is perceived by the market as likely to be called, which could have a negative impact on the Fund’s total return.
     Corporate Obligations (Commercial Paper) — The Fund may invest in corporate obligations, commonly referred to as commercial paper. Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. The commercial paper purchased by the Fund consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers.

     The Fund may invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) (“Section 4(2) paper”) or in securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Rule 144A securities generally must be sold only to other qualified institutional buyers. Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of a Fund’s percentage limitations on illiquid securities when the Manager determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities.
     The Fund may invest in other short-term obligations, including short-term funding agreements payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations or other entities. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is generally no secondary market for these investments, funding agreements may be regarded as illiquid.
     Eurodollar and Yankeedollar Obligations — Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.
     Foreign Investments — The Fund may invest in U.S. dollar-denominated time deposits, certificates of deposit, and bankers’ acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. Foreign investments may also include U.S. dollar-denominated securities issued or guaranteed by other foreign issuers, including foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may not be obligations of the parent bank in addition to the issuing branch, and may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and repayment of principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk) or by war or civil conflict. In addition, settlement of trades may occur outside of the United States and evidence of ownership of portfolio securities may be held outside of the United States. Accordingly, the Fund may be subject to the risks associated with the settlement of trades and the holding of such property overseas.
Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks. Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers
     Funding Agreements — The Fund may enter funding agreements, which are contracts with insurance companies that are typically illiquid and provide guaranteed principal repayment and interest payments for a predetermined period of time.
     Illiquid and Restricted Securities — Generally, an illiquid asset is an asset that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it has been valued.
     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.
In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, that Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio’s illiquidity. The Manager, acting under guidelines established by the Board, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.
     Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Money market funds are limited to 5% of total assets in illiquid securities. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. The Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
     Interfund Lending — Pursuant to an order issued by the SEC, the Fund may participate in a credit facility whereby the Fund, under certain conditions, is permitted to lend money directly to other Funds for temporary purposes. The credit facility can provide a borrowing Fund with significant savings at times when the cash position of the Fund is insufficient to meet temporary cash requirements. This situation could arise when shareholder redemptions exceed anticipated volumes and the Fund has insufficient cash on hand to satisfy such redemptions. When certain funds liquidate portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to three days (or longer for certain foreign transactions). However, redemption requests normally are satisfied immediately. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities.
     The credit facility will enhance the ability of the Fund to earn higher rates of interest on its short-term lending. Although the credit facility will reduce the Fund’s need to borrow from banks, the Fund remains free to establish lines of credit or other borrowing arrangements with banks.
     Loan Participation Interests — Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.
     Market Events — Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domesticically and internationally. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by recent market turmoil, and it is uncertain whether or for how long these conditions could continue. The U.S. Government has taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility. Federal, state, and foreign governments, regulatory agencies, and selfregulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Fund’s ability to achieve their investment objectives.
     Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.
     Master Demand Notes — Master demand notes are direct arrangements of obligations, between a lender and a corporate borrower, that permit the investment of fluctuating amounts of money at varying rates of interest. They permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount it lends under the note at any time, up to the full amount provided by the note agreement. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Master demand notes are subject to credit risk.
     These notes are direct lending arrangements between the lender and borrower and there is no secondary market for them. The principal plus accrued interest is redeemable at any time, however. This right to redeem the notes depends on the ability of the borrower to make the specified payment on demand. The Manager will consider the earning power, cash flow and other liquidity ratios of an issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Master demand notes are subject to credit risk. Investments in master demand notes are subject to the limitation on investments in illiquid securities.
     Medium Term Notes — Medium term notes are typically noncallable, unsecured, senior debt securities with fixed or floating rates and investment-grade credit ratings. Medium term notes are subject to credit risk.
     Municipal Securities — Municipal securities are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities, instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, revenue obligations, anticipation notes and private activity bonds.
     Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they become due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.
     General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government.
     Municipal lease obligations are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation.
     Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations.
     Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.
     Tax, revenue or bond anticipation notes are issued by municipalities in expectation of future tax or other revenues that are payable from those taxes or revenues. Bond anticipation notes usually provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax-exempt commercial paper is issued by municipalities to help finance short-term capital or operating needs in anticipation of future tax or other revenue.
     Private activity bonds are issued to finance, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain facilities for water supply, gas, electricity, sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. See “Tax Information — Taxation of the Funds’ Shareholders.”
     Other Investment Company Securities — The Fund at times may invest in shares of other investment companies, including other investment companies advised by the Manager. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are itemized in the Fees and Expenses Table for the Fund in its Prospectus to the extent such fees exceed 0.01% of the Fund’s average net assets and are otherwise included in the Fees and Expenses Table under “Other Expenses”. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.
     Repurchase Agreements — A repurchase agreement is a fixed income security in the form of an agreement between a Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer to be held by an eligible third-party custodian. Under the agreement a Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, typically within a week. The price for the seller to repurchase the securities is greater than the Fund’s purchase price, reflecting an agreed upon “interest rate” that is effective for the period of time the purchaser’s money is invested in the security. During the term of the repurchase agreement, the Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Because a repurchase agreement permits a Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit a Fund to earn income while retaining “overnight” flexibility in pursuit of longer-term investments. Repurchase agreements may exhibit the economic characteristics of loans by a Fund.
     The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, a Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. A Fund may incur various expenses in the connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the collateral held through a third-party custodian and possible inability to enforce the Fund’s rights. The Fund’s Board of Trustees has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.
     The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement. The underlying securities which serve as collateral for repurchase agreements may include fixed income and equity securities such as U.S. government and agency securities, municipal obligations, corporate obligations, asset-backed securities, mortgage-backed securities, common and preferred stock, American Depository Receipts, exchange-traded funds and convertible securities. There is no percentage restriction on each Fund’s ability to enter into repurchase agreements with terms of seven days or less.
     Reverse Repurchase Agreements — The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment advisor possessing investment authority. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.
     U.S. Government Securities — U.S. Government agency securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings.
     U.S. Treasury Obligations — U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations, known as “STRIPS”, and treasury inflation protected securities (“TIPS”). The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings. The principal and interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
     Treasury inflation protected securities (“TIPS”) are U.S. Government Securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.
     The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period the Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.
     Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though the Fund holding TIPS will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.
     If the Fund invests in TIPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.
     Because the Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), the Fund’s investment in either zero coupon bonds or TIPS may require the Fund to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.
     Variable or Floating Rate Obligations —The interest rates payable on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.
     The terms of the variable or floating rate demand instruments that the Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise.
     The Fund may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for the Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation, specifically Rule 2a-7 under the Investment Company Act of 1940, as amended. The Fund will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Fund’s investments in such instruments will be subject to the limitation on illiquid investments.

     When-Issued and Forward Commitment Transactions — These transactions involve a commitment by the Fund to purchase or sell securities at a future date. These transactions enable the Fund to “lock-in” what the Manager believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price. For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to the Fund until settlement takes place. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued.
     The Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. When entering into a when-issued or forward commitment transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.
NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS
     The Fund may:
1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.
2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), or exemptive relief granted by the Securities and Exchange Commission (“SEC”).
3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. The Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Fund does not currently engage in securities lending nor does the Manager anticipate that it will do so in the near future.
4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions that are deemed to be creditworthy.
5. Purchase securities in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), and resold to qualified institutional buyers under Rule 144A under the 1933 Act (“Section 4(2) securities”). The Fund will not invest more than 5% of its net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Master Trust Board of Trustees (“Master Trust Board”), that any Section 4(2) securities held by the Fund in excess of this level are at all times liquid.
INVESTMENT RESTRICTIONS
     The Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the Master Trust:
Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, “all of the Fund’s investable assets” means that the only investment securities that will be held by the Fund will be the Fund’s interest in the investment company.
     All other fundamental and non-fundamental investment policies of the Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the Master Trust Board, it applies equally to the Fund and the Mileage Trust’s Board of Trustees (“Mileage Board”).

     In addition to the investment objectives noted in the Prospectus, the following nine restrictions have been adopted by the Portfolio and may be changed with respect to the Portfolio only by the majority vote of that Portfolio’s outstanding interests. “Majority of the outstanding voting securities” under the 1940 Act, and as used herein means, with respect to the Portfolio, the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders’ meeting or (b) more than 50% of the interests of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund’s votes representing the shareholders not voting will be voted by the Mileage Board in the same proportion as those Fund shareholders who do, in fact, vote.
No Portfolio of the Master Trust may:
1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.
2. Invest in physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other similar financial instruments).
3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law.
4. Lend any security or make any other loan except (i) as otherwise permitted under the 1940 Act, (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff, (iii) through the purchase of a portion of an issue of debt securities in accordance with the Portfolio’s investment objective, policies and limitations, or (iv) by engaging in repurchase agreements with respect to portfolio securities.
5. Issue any senior security except as otherwise permitted (i) under the 1940 Act or (ii) pursuant to a rule, order or interpretation issued by the SEC or its staff.
6. Borrow money, except as otherwise permitted under the 1940 Act or pursuant to a rule, order or interpretation issued by the SEC or its staff, including (i) as a temporary measure, (ii) by entering into reverse repurchase agreements, and (iii) by lending portfolio securities as collateral. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other similar financial instruments shall not constitute borrowing.
7. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio’s total assets.
8. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except the Portfolio, as described below) provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and (ii) municipalities and their agencies and authorities are not deemed to be industries. For purposes of this restriction, the Portfolio will regard tax-exempt securities issued by municipalities and their agencies not to be an industry.
The Portfolio will invest more than 25% of its total assets in the securities of financial services companies. For this purpose, financial services companies include banks, broker-dealers, finance companies, and other issuer of asset-backed securities. Finance companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance).
     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

     The following non-fundamental investment restrictions apply to the Fund and Portfolio and may be changed with respect to the Fund by a vote of a majority of the Mileage Trust Board or, with respect to the Portfolio, by a vote of a majority of the Master Trust Board. No Fund or Portfolio may:
1. Invest more than 5% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or
2. Purchase securities on margin or effect short sales (except that the Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities).
TEMPORARY DEFENSIVE POSITION
     In times of unstable or adverse market, economic, political or other conditions, the Fund can leave a significant portion of its assets uninvested for defensive or temporary purposes. It can also hold cash for liquidity purposes to meet cash needs due to redemptions of shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund may for temporary defensive purposes invest less than 25% of its assets in obligations issued by financial services companies, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) or the Manager believes that maintaining a concentration in financial services companies may be inconsistent with the best interests of shareholders. Uninvested assets do not earn income for the Fund, which may have a significant negative impact on the Fund’s yield and may prevent the Fund from achieving its investment objective.
DISCLOSURE OF PORTFOLIO HOLDINGS
     The Portfolio publicly discloses portfolio holdings information as follows:
1.	a complete list of holdings for the Portfolio on an annual and semi-annual basis in the reports to shareholders within sixty days of the end of each of each fiscal semi-annual period and in publicly available filings of Form N-CSR with the SEC within ten days thereafter;

2.	a complete list of holdings for the Portfolio as of the end of its first and third fiscal quarters in publicly available filings of Form N-Q with the SEC within sixty days of the end of the fiscal quarter; and

3.	a complete list of holdings for the Portfolio as of the end of each business day on the Fund’s website on the following business day.
     Occasionally, certain interested parties — including individual investors, institutional investors, intermediaries that distribute shares of the Fund, third-party service providers, rating and ranking organizations, and others — may request portfolio holdings information that has not yet been publicly disclosed by the Portfolio. The Fund and Portfolio have adopted a Policy and Procedures for Disclosure of Portfolio Holdings Information (the “Holdings Policy”). The purpose of the Holdings Policy is to define those interested parties who are authorized to receive nonpublic portfolio holdings information on a selective basis and to set forth conditions upon which such information may be provided. The Manager has determined that selective disclosure of nonpublic holdings information for the Portfolio does not pose a significant risk of harm to Fund shareholders. Because of the nature of money market securities, interested parties could not utilize holdings information to trade in a manner harmful to the Portfolio, the Fund and their shareholders. As noted above, a complete list of the Portfolio’s holdings is posted to the Fund’s website on a daily basis on the following business day. Selective disclosure of holdings information for the Portfolio as of the same business day is not restricted by the Holdings Policy. However, there may be certain situations in which disclosure of nonpublic Portfolio holdings would not be in the best interests of Fund shareholders. Therefore, the Manager may at its discretion place restrictions on the disclosure of holdings for the Portfolio under certain circumstances.
     Third Party Service Providers. The Portfolio has ongoing arrangements with a variety of third party service providers that require access to Portfolio holdings to provide services necessary to the Portfolio’s and Fund’s operations (“service providers”). These service providers routinely receive complete portfolio holdings information prior to the public disclosure of such information. The service providers have a duty to keep the Funds’ and Portfolio’s nonpublic information confidential either through written contractual arrangements with the Portfolio, the Funds or the Manager or by the nature of their role with respect to the Portfolio and Funds. The Portfolio has determined that complete disclosure of nonpublic holdings information to the following categories of service providers fulfills a legitimate business purpose and is in the best interest of shareholders: investment managers, custodian banks, pricing services, fund accounting agents, independent registered public accounting firms, and securities lending agents. The Portfolio has ongoing arrangements to provide nonpublic holdings information to the following service providers: the Manager, State Street Bank and Trust Company (“State Street”), and Ernst & Young LLP (“E & Y”). State Street serves as the Trust’s custodian, accounting agent, and pricing agent. State Street has access to complete Fund and Portfolio holdings on a daily basis with no lag. Ernst & Young serves as the Fund’s and Portfolio’s independent registered public accounting firm and has access to the complete list of holdings on an annual basis with no lag. In addition, Ernst & Young may be provided with holdings information on an ad hoc basis when the Manager seeks their advice on matters related to those holdings.
     Certain third parties are provided with nonpublic information on particular holdings (not a complete list). These third parties include: broker-dealers, legal counsel, and issuers (or their agents). Broker-dealers utilized by the Portfolio in the process of purchasing and selling portfolio securities receive limited holdings information on a current basis with no lag. From time to time, an issuer (or its agent) may contact the Portfolio requesting confirmation of ownership of the issuer’s securities. Such holdings information is provided to the issuer (or its agent) as of the date requested. The Fund and Portfolio do not have written contractual arrangements with these third parties regarding the confidentiality of the holdings information. However, the Fund and Portfolio would not continue to utilize a third party that the Manager determined to have misused nonpublic holdings information.
     Rating and Ranking Organizations. The Portfolio has ongoing arrangements to provide periodic holdings information to certain organizations that publish ratings and/or rankings for the Fund. The Portfolio has determined that complete disclosure of holdings information to rating and ranking organizations fulfills a legitimate business purpose and is in the best interest of shareholders, as it provides existing and potential shareholders with an independent basis for evaluating the Fund in comparison to other mutual funds. The Portfolio has arrangements with the following rating and ranking organizations for periodic disclosure of holdings and other related portfolio information:

Bloomberg	Morningstar
Lipper/Thomson Reuters	Standard & Poor’s Ratings Services
Moody’s Investors Service
     Rating and ranking organizations typically receive the Portfolio’s holdings information after it has been made public. Because the Manager has determined that selective disclosure of nonpublic Portfolio holdings information does not pose a significant risk of harm, rating and ranking organizations are not required to provide confidentiality assurances with respect to such information that they may receive.
     The Fund and the Portfolio publish on their website (www.americanbeaconfunds.com) a schedule of the Portfolio’s portfolio holdings (and certain related information as required by Rule 2a-7) as of the last business day of each month, no later than five business days after the end of the prior month. This information will be available on the Fund’s website for at least six months. The Fund also publishes its holdings on a weekly basis, with no lag required between the date of the information and the date on which the information is disclosed. This weekly holdings information will be available on the website until the next publication date. In addition, the Fund files more detailed portfolio holdings information with the SEC on Form N-MFP no later than five business days after the end of each month, which will be publicly available on the SEC’s website 60 days after the end of the month to which the information pertains.
TRUSTEES AND OFFICERS OF THE MILEAGE TRUST AND THE MASTER TRUST
The Board of Trustees
     The Mileage Trust and the Master Trust (collectively, the “Trusts”) each are governed by a Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trusts and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law and the law of the Commonwealth of Massachusetts as well as the stated policies of the Funds. The Board oversees the Trusts’ officers and service providers, including American Beacon Advisors, Inc., which is responsible for the management of the day-to-day operations of the Funds based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers, including American Beacon’s investment personnel and the Trusts’ Chief Compliance Officer. The Board also is assisted by the Trusts’ independent auditor (who reports directly to the Trusts’ Audit and Compliance Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.
Risk Oversight
     Consistent with its responsibility for oversight of the Trusts, the Board oversees the management of risks relating to the administration and operation of the Trusts and the Fund. American Beacon, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management for the Fund. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trusts and the Fund.
     In general, the Fund’s risks include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trusts and the Fund. In addition, under the general oversight of the Board, American Beacon, each Fund’s investment adviser, and other service providers to the Funds have themselves adopted a variety of policies, procedures and controls designed to address particular risks to the Fund. Different processes, procedures and controls are employed with respect to different types of risks. Further, American Beacon as manager of the Funds oversees and regularly monitors the investments, operations and compliance of the Funds’ investment advisers.
     The Board also oversees risk management for the Trusts and the Fund through review of regular reports, presentations and other information from officers of the Trusts and other persons. Senior officers of the Trusts, and senior officers of American Beacon, and the Funds’ Chief Compliance Officer (“CCO”) regularly report to the Board on a range of matters, including those relating to risk management. The Board and the Investment Committee also regularly receive reports from American Beacon with respect to the investments, securities trading and securities lending activities of the Fund. In addition to regular reports from American Beacon, the Board also receives reports regarding other service providers to the Trusts, either directly or through American Beacon or the Funds’ CCO, on a periodic or regular basis. At least annually, the Board receives a report from the Funds’ CCO regarding the effectiveness of the Funds’ compliance program. Also, on an annual basis, the Board receives reports, presentations and other information from American Beacon in connection with the Board’s consideration of the renewal of the Trusts’ agreements with American Beacon.
     Senior officers of the Trusts and senior officers of American Beacon also report regularly to the Audit Committee on Fund valuation matters and on the Trusts’ internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trusts’ independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Independent Trustees meet with the Funds’ CCO to discuss matters relating to the Funds’ compliance program.
Board Structure and Related Matters
     Board members who are not “interested persons” of the Fund as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”) constitute at least two-thirds of the Board. Richard A. Massman, an Independent Trustee, serves as Independent Chair of the Board. The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Interested Trustees; and serving as a liaison with other Trustees, the Trusts’ officers and other management personnel, and counsel to the Fund. The Independent Chair shall perform such other duties as the Board may from time to time determine.
     The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter approved by the Board that delineates the specific responsibilities of that committee. The Board has established three standing committees: the Audit and Compliance Committee, the Investment Committee and the Nominating and Governance Committee. For example, the Investment Committee is responsible for oversight of the annual process by which the Board considers and approves each Fund’s investment advisory agreement with American Beacon, but specific matters related to oversight of the Fund’s independent auditors have been delegated by the Board to its Audit and Compliance Committee, subject to approval of the Audit and Compliance Committee’s recommendations by the Board. The members and responsibilities of each Board committee are summarized below.
     The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for each Trust in light of, among other factors, the asset size and nature of the Fund, the number of funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of Trustees, and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each if its committees, the Trustees are able to oversee effectively the number of Funds in the complex.
     The Trusts are part of the American Beacon Funds Complex, which is comprised of the 19 portfolios within the American Beacon Funds, 2 portfolios within the American Beacon Select Funds, 1 portfolio within American Beacon Mileage Funds, and 1 portfolio within the American Beacon Master Trust. The same persons who constitute the Board of the Mileage Trust and the Master Trust also constitute the respective boards of trustees of the American Beacon Funds and the American Beacon Select Funds.
     The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.
The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.
     The Trustees of the Trusts are identified in the tables below, which provide information as to their principal business occupations held during the last five years and certain other information. Subject to the Trustee Emeritus and Retirement Policy described below, a Trustee serves until his or her successor is elected and qualified or until his or her earlier death, resignation or removal. Unless otherwise indicated, the address of each Trustee is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155.

Position, Term of Office
and Length of Time
Name, Age and Address	Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years
INTERESTED TRUSTEES

Term Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (74)	Trustee since 1996	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (law firm) (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University; Member, Board of Visitors, M.D. Anderson Hospital; Board of Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Select Funds (1999-Present); Trustee, American Beacon Funds (1996-Present).

NON-INTERESTED TRUSTEES

Term Lifetime of Trust until removal, resignation or retirement*

W. Humphrey Bogart (66)	Trustee since 2004	Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Funds (2004-Present).

Brenda A. Cline (50)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, Trinity Valley School (2003-2004); Member, Trinity Valley School Endowment Committee (2004- Present); Director, Christian Church Foundation (1999-2007); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Funds (2004-Present).

Richard A. Massman (67)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009- Present) and Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Chairman (2007-Present) and Director (2005-Present), the Dallas Opera Foundation; Chairman (2006-2010) and Director (2005-2010), Temple Emanu-El Foundation; Trustee, Presbyterian Healthcare Foundation (2006-Present); Trustee, American Beacon Select Funds (2004-Present); Trustee, American Beacon Funds (2004-Present).

Position, Term of Office
and Length of Time
Name, Age and Address	Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years
R. Gerald Turner (65)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Select Funds (2001-Present); Trustee, American Beacon Funds (2001-Present).

Thomas M. Dunning (68)	Trustee since 2008	Non-Executive Chairman, (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, Baylor Health Care System Foundation (2007-Present); Vice Chair, State Fair of Texas (1987-Present); Board Member, Southwestern Medical Foundation (1994-Present); Board Member, John Tower Center for Political Studies/SMU (2008-Present); Board Member, University of Texas Development Board (2008-Present); Board Member, BancTec (2010-Present) (software consulting); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Funds (2008-Present).

Eugene J. Duffy (56)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Chairman, Special Contributions Fund Board of Trustees, National Association for the Advancement of Colored People (2007-Present); Trustee, National Association for the Advancement of Colored People (2000-Present); Board of Visitors, Emory University (2006-Present); Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie L. Brown Jr. Institute on Politics and Public Service (2001-Present); Chair, National Association of Securities Professionals (2000-2002); Deputy Chief Administrative Officer, City of Atlanta (1985-1990); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Funds (2008-Present).

Paul J. Zucconi, CPA (70)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products and sponge) (2002-Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, Charter Bank (community bank services and products) (2010-Present), Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Select Funds (2008-Present); Trustee, American Beacon Funds (2008-Present).

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

**	Mr. Feld is deemed to be an “interested person” of the Trusts, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to the Manager.
     In addition to the information set forth in the tables above and other relevant qualifications, experience, attributes or skills applicable to a particular Trustee, the following provides further information about the qualifications and experience of each Trustee.

W. Humphrey Bogart: Mr. Bogart has extensive experience in the investment management business including as president and chief executive officer of an investment adviser and as a consultant, significant organizational management experience through start-up efforts with a national bank, service as a board member of a university medical center foundation, and multiple years of service as a Trustee.
Brenda A. Cline: Ms. Cline has extensive organizational management, financial and investment experience as executive vice president, chief financial officer, secretary and treasurer to a foundation, service as a trustee to a private university, a children’s hospital and a school, including acting as a member of their investment and/or audit committees, extensive experience as an audit senior manager with a large public accounting firm, and multiple years of service as a Trustee.
Eugene J. Duffy: Mr. Duffy has extensive experience in the investment management business and organizational management experience as a member of senior management, service as a director of a bank, service as a chairman of a charitable fund and as a trustee to an association, service on the board of a private university and non-profit organization, service as chair to an financial services industry association, and multiple years of service as a Trustee.
Thomas M. Dunning: Mr. Dunning has extensive organizational management experience founding and serving as chairman and chief executive officer of a private company, service as a director of a private company, service as chairman of a large state municipal bond issuer and chairman of a large airport authority, also an issuer of bonds, service as a board member of a state department of transportation, service as a director of various foundations, service as chair of civic organizations, and multiple years of service as a Trustee.
Alan D. Feld: Mr. Feld has extensive experience as a business attorney, organizational management experience as chairman of a law firm, experience as a director of several publicly held companies; service as a trustee of a private university and a board member of a hospital, and multiple years of service as a Trustee.
Richard A. Massman: Mr. Massman has extensive experience as a business attorney, organizational management experience as a founding member of a law firm, experience as a senior vice president and general counsel of a large private company, service as the chairman and director of several foundations, including services on their Investment Committees and Finance Committees, chairman of a governmental board, chairman of various professional organizations and multiple years of service as a Trustee and as Independent Chair.
R. Gerald Turner: Mr. Turner has extensive organizational management experience as president of a private university, service as a director and member of the audit and governance committees of various publicly held companies, service as a member to several charitable boards, service as a co-chair to an intercollegiate athletic commission, and multiple years of service as a Trustee.
Paul J. Zucconi: Mr. Zucconi has extensive financial experience as partner with a large public accounting firm auditing financial services firms, including investment companies, organizational management and financial experience as a director to various publicly held and private companies, including acting as chairman or as a member of their audit and/or audit and compliance committees, service as a board member to a local chapter of not-for-profit foundation; service as a board member to a local chapter of a national association of corporate directors, and multiple years of service as a Trustee.
Committees of the Board
     The Trusts have an Audit and Compliance Committee (“Audit Committee”), consisting of Messrs. Zucconi (Chair), Duffy and Dunning. Mr. Massman, as Chairman of the Trusts, serves on the Audit Committee in an ex-officio capacity. None of the members of the committee are “interested persons” of the Trusts, as defined by the 1940 Act. As set forth in its charter, the primary duties of the Trusts’ Audit Committee are: (a) to oversee the accounting and financial reporting processes of the Trusts’ and the Fund and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain third-party service providers; (b) to oversee the quality and integrity of the Trusts’ financial statements and the independent audit thereof; (c) to approve, prior to appointment, the engagement of the Trusts’ independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trusts’ independent auditors; (d) to oversee the Trusts’ compliance with all regulatory obligations arising under applicable federal securities laws, rules and regulations and oversee management’s implementation and enforcement of the Trusts’ compliance policies and procedures (“Compliance Program”); and (e) to coordinate the Board’s oversight of the Trusts’ Chief Compliance Officer in connection with his or her implementation of the Trusts’ Compliance Program. The Audit and Compliance Committee met four times during the fiscal year ended December 31, 2010.

     The Trusts have a Nominating and Governance Committee (“Nominating Committee”) that is comprised of Messrs. Feld (Chair) and Turner. Mr. Massman, as Chairman of the Trusts, serves on the Nominating Committee in an ex-officio capacity. As set forth in its charter, the Nominating Committee’s primary duties are: (a) to make recommendations regarding the nomination of non-interested Trustees to the Board; (b) to make recommendations regarding the appointment of an Independent Trustee as Chairman of the Board; (c) to evaluate qualifications of potential “interested” members of the Board and Trust officers; (d) to review shareholder recommendations for nominations to fill vacancies on the Board; (e) to make recommendations to the Board for nomination for membership on all committees of the Board; (f) to consider and evaluate the structure, composition and operation of the Board; (g) to review shareholder recommendations for proposals to be submitted for consideration during a meeting of Fund shareholders; and (h) to consider and make recommendations relating to the compensation of Independent Trustees and of those officers as to whom the Board is charged with approving compensation. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Fund. The Nominating and Governance Committee met three times during the fiscal year ended December 31, 2010.
     The Trusts have an Investment Committee that is comprised of Mr. Bogart (Chair) and Ms. Cline. Mr. Massman, as Chairman of the Trusts serves in an ex-officio capacity. As set forth in its charter, the Investment Committee’s primary duties, where applicable, are: (a) to review and evaluate the short- and long-term investment performance of the Manager and each of the designated sub-advisors to the Fund; (b) to evaluate recommendations by the Manager regarding the hiring or removal of designated sub-advisors to the Fund; (c) to review material changes recommended by the Manager to the allocation of Fund assets to a sub-advisor; (d) to review proposed changes recommended by the Manager to the investment objective or principal investment strategies of the Fund; and (e) to review proposed changes recommended by the Manager to the material provisions of the advisory agreement with a sub-advisor, including, but not limited to, changes to the provision regarding compensation. The Investment Committee met five times during the fiscal year ended December 31, 2010.
Trustee Ownership in the Fund
     The Trustees who owned shares of the Fund are listed in the following table with the dollar range of their ownership in the Fund and the Mileage Trust as a whole, and all registered investment companies overseen by the Trustees within the same family of investment companies as of the calendar year ended December 31, 2010.

INTERESTED
Feld
Money Market Mileage	None
Mileage Trust on an Aggregate Basis
Aggregate Dollar Range of Equity Securities in all Trusts (22 Funds)	Over $100,000

NON-INTERESTED
	Bogart	Cline	Massman	Turner	Dunning	Duffy	Zucconi
Money Market Mileage
Mileage Trust on an Aggregate Basis	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in all Trusts (22 Funds)	$10,001- $50,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	None	$10,001- $50,000
Trustee Compensation
     As compensation for their service to the Mileage Trust, the Master Trust, the American Beacon Funds and the American Beacon Select Funds (the “Select Funds”) (collectively, the “Trusts”), each Trustee is compensated as follows: (1) an annual retainer of $110,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $2,500 for attendance by Board members at quarterly Board meetings, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and (c) $1,500 for attendance by Committee members at meetings of the Nominating Committee; and (3) reimbursement of reasonable expenses incurred in attending such Board and Committee meetings.
     Mr. Massman was elected as Chairman April 15, 2008. For his service as Chairman, Mr. Massman receives an additional annual payment of $15,000. He also receives an additional $2,500 per quarter for his service as an ex-officio member of multiple committees. Total compensation (excluding reimbursements) is reflected in the following table for the fiscal year ended December 31, 2010.

		Pension or
	Aggregate	Retirement
	Compensation	Benefits Accrued as	Total Compensation
	From the	Part of the Trusts’	From the Trusts
Name of Trustee	Mileage Trust	Expenses	(22 Funds)
	INTERESTED TRUSTEES
Alan D. Feld	$113	$ 0	$129,500
	NON-INTERESTED TRUSTEES
W. Humphrey Bogart	$120	$ 0	$137,500
Brenda A. Cline	$120	$ 0	$137,500
Eugene J. Duffy	$118	$ 0	$135,000
Thomas M. Dunning	$118	$ 0	$135,000
Richard A. Massman	$133	$ 0	$152,500
R. Gerald Turner	$111	$ 0	$127,000
Paul J. Zucconi	$118	$ 0	$135,000
     The Board has adopted an Emeritus Trustee and Retirement Plan “Plan”). The Plan provides that a Trustee who has served on the Board as of June 4, 2008, and who has reached a mandatory retirement age established by the Board (currently 72) is eligible to elect Trustee Emeritus status. The Board, through a majority vote, may determine to grant one or more annual exemptions to this mandatory retirement requirement. Additionally, a Trustee who has served on the Board of one or more Trusts for at least 5 years as of June 4, 2008 may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status.
     A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Board and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Fund.
Principal Officers of the Mileage Trust and the Master Trust
     The officers of the Trusts conduct and supervise each Trust’s daily business. As of the date of this SAI, the officers of the Trusts, their ages, their business address and their principal occupations during the past five years are as set forth below. Unless otherwise indicated, the address of each Officer is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155.

Position, Term of Office
and Length of Time
Name, Age and Address	Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years
OFFICERS

Term One Year

Gene L. Needles, Jr. (56)	President Since 2009 Executive Vice President 2009	President, CEO and Director (2009-Present), American Beacon Advisors, Inc.; President (2009-Present), American Beacon Mileage Funds; President (2008-2009), Touchstone Investments; President (2003-2007), CEO (2004-2007), Managing Director of Sales (2002-2003), National Sales Manager (1999-2002), and Regional Sales Manager (1993-1999), AIM Distributors.

William F. Quinn (63)	Executive Vice President from 2007 to 2008 and 2009 to Present President from 1987 to 2007 and 2008 to 2009 Trustee from 1987 to 2008	Executive Chairman (2009-Present), Chairman (2006-2009), CEO (2006-2007), President (1986-2006), and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director, Hicks Acquisition I, Inc. (2007-2009);Director, Hicks Acquisition II, Inc. (2010-Present) (special purpose acquisition company); Director, Crescent Real Estate Equities, Inc. (1994-2007); Independent Trustee, National Railroad Retirement Investment Trust (2011-Present); Trustee (1995-2008) and President (1995-2007, 2008-2009), American Beacon Mileage Funds; Trustee (1999-2008) and President (1999-2007, 2008-Present), American Beacon Select Funds; Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds, plc (2007-2009).

Position, Term of Office
and Length of Time
Name, Age and Address	Served with each Trust	Principal Occupation(s) and Directorships During Past 5 Years
Rosemary K. Behan (52)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney, U.S. Securities and Exchange Commission (1995-2004).

Brian E. Brett (50)	VP since 2004	Vice President, Director of Sales, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment adviser) (1996-2004).

Wyatt L. Crumpler (44)	VP since 2007	Vice President, Asset Management (2009-Present) and Vice President, Trust Investments (2007-2009), American Beacon Advisors, Inc.; Managing Director of Corporate Accounting (2004-2007) and Director of IT Strategy and Finance (2001-2004), American Airlines, Inc.

Erica B. Duncan (40)	VP since 2011	Vice President, Marketing & Client Services (2011-Present), American Beacon Advisors, Inc.; Supervisor, Brand Marketing (2010-2011), Supervisor, Marketing Communications (2009-2010) and Senior Financial Writer (2004-2009), Invesco AIM

Michael W. Fields (57)	VP since 1989	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-2009).

Melinda Heika (49)	Treasurer since 2010	Vice President, Finance & Accounting (2010-Present), Controller (2005-2009), Assistant Controller (1998-2004) and Senior Financial Analyst (1997-1998), American Beacon Advisors, Inc.

Terri L. McKinney (47)	VP since 2010	Vice President, Enterprise Services (2009-Present), Managing Director (2003-2009) and Director of Marketing & Retail Sales (1996-2003), American Beacon Advisors, Inc.; President, Board of Trustees (2010-Present), Vice President, Board of Trustees (2008-2010) and Trustee (2006-2008), Down Syndrome Guild of Dallas.

Jeffrey K. Ringdahl (36)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010); Senior Director, Business Integration, Fidelity Investments (2005-2007).

Christina E. Sears (39)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer (2004-Present) and Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.
CODE OF ETHICS
     The Manager, the Mileage Trust, and the Master Trust have each adopted a Code of Ethics (“Code”) under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees with access to non-public portfolio information. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase (with limited exceptions) or sale by any Fund. In addition, the Manager’s and Trusts’ Codes require employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.
CONTROL PERSONS AND 5% SHAREHOLDERS
     Set forth below are the entities or persons that own 5% or more of the outstanding shares of the Fund as of April 5, 2011. Entities or persons owning more than 25% of the outstanding shares of the Fund may be deemed to control that Fund. The actions of an entity or person that controls the Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause the Fund’s other shareholders to pay a higher pro rata portion of the Fund’s expenses. There were no entities or persons deemed to control the Money Market Mileage Fund by virtue of their ownership of more than 25% of the outstanding shares of the Fund as of March 31, 2011. The Trustees and officers of the Trust, as a group, own less than 1% of the Fund’s shares outstanding as of March 31, 2011.

Money Market Mileage Fund	Total Fund
Geoffrey Brod 41 Woodford Hills DR Avon, CT 06001-3925	8%
Seymour Light or Elaine W Light or Larry Licht or Alyssa Krueger TTEE See More Light Trust/DBPP UA DTD PO Box 4383 Scottsdale, AZ 85261-4383	12%
Coleman M. Brandt & Grace L. Brandt 240 Riverside Blvd., Apt. 12A New York, NY 10069-1030	13%
Shelby S Werner PO Box 385 Pawling, NY 12564-0385	7%
MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION SERVICES
     The Manager is a wholly owned subsidiary of Lighthouse Holdings, Inc (“Lighthouse”). Lighthouse Holdings, Inc. is indirectly owned by investment funds affiliated with Pharos Capital Group, LLC (“Pharos”) and TPG Capital, L.P. (“TPG”). The Manager is paid a management fee as compensation for paying investment advisory fees and for providing the Mileage Trust and the Master Trust with advisory and asset allocation services. Pursuant to management and administrative services agreements, the Manager provides the Mileage Trust and the Master Trust with office space, office equipment and personnel necessary to manage and administer the Trust’s operations. This includes:
•	complying with reporting requirements;

•	corresponding with shareholders;

•	maintaining internal bookkeeping, accounting and auditing services and records; and

•	supervising the provision of services to the Trust by third parties.
     The Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of the Fund’s tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing Prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Fund’s existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisors to the investment style of the Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisors; and any extraordinary expenses of a nonrecurring nature.
     As compensation for providing management services, the Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.09% of its net assets. The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2008, 2009 and 2010 were approximately $11,068,000, $834,000, and $673,000, respectively. Because the Portfolio is advised solely by the Manager, the Manager retained this entire amount. No management fees were reduced by the Manager in relation to the Portfolio.
     In addition to the management fee, the Manager is paid an administrative services fee for providing administrative and management services (other than investment advisory services) to the Fund. Administrative services fees for the fiscal years ended December 31, 2008, 2009 and 2010 were approximately $166,000, $83,000 and $75,000, respectively.
     The Manager (or another entity approved by the Board) under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, is paid 0.25% per annum of the average daily net assets of each Mileage Trust Fund for distribution-related services, including costs of advertising and American Airlines® AAdvantage® travel award program miles (“AAdvantage Miles”)(1). The Manager will receive these fees regardless of the amount of the Manager’s actual expenses related to distribution efforts on behalf of the Mileage Trust Funds. Thus, the Manager may realize a profit or a loss based upon its actual distribution-related expenditures for the Mileage Trust Funds. The Manager anticipates that the distribution plan will benefit shareholders by providing the means for shareholders to receive AAdvantage Miles. Distribution fees pursuant to Rule 12b-1 under the 1940 Act for the fiscal years ended December 31, 2008, 2009, and 2010 were approximately $116,000, $83,000, and $67,000, respectively. During the fiscal years ended December 31, 2008, 2009, and 2010, the Manager waived distribution fees in the amount of approximately $2,000, $52,000, and $129,000 respectively.
     The Manager has contractually agreed from time to time to reduce fees and/or reimburse expenses for certain Funds in order to maintain competitive expense ratios for the Fund. In July of 2003, the Board and the Master Trust Board approved a policy whereby the Manager may seek repayment for such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit

(1)	AmericanAirlines and AAdvantage are marks of American Airlines, Inc.
The Distributor
     Foreside Fund Services, LLC (“Foreside” or “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor and principal underwriter of the Funds’ shares. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA) and Securities Investor Protection Corporation (SIPC). Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Pursuant to a Sub-Administration Agreement between Foreside and the Manager, Foreside receives a fee from the Manager for providing administrative services in connection with the marketing and distribution of shares of the Trust, including the registration of Manager employees as registered representatives of the Distributor to facilitate distribution of Fund shares. The Distributor may also retain any portion of the commissions fees that are not paid to the broker-dealers, which may be used to pay distribution related expenses.
OTHER SERVICE PROVIDERS
     State Street, located at 2 Copley Plaza, 3rd Floor, Boston, Massachusetts 02116, is the transfer agent for the Trust and provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located at 330 W. 9th Street, Kansas City, Missouri 64105. State Street also serves as custodian for the Portfolio and the Fund. The independent registered public accounting firm for the Fund and the Master Trust is Ernst & Young LLP, located at 2323 Victory Avenue, Suite 2000, Dallas, Texas 75219. K&L Gates LLP, 1601 K Street, NW, Washington, D.C. 20006, serves as legal counsel to the Fund.
PORTFOLIO SECURITIES TRANSACTIONS
     In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine the Fund or Portfolio’s net asset value), and other information provided to the applicable Fund, Portfolio, or the Manager, provided, however, that the Manager must always seek best execution. The Trust does not allow the Manager to enter arrangements to direct transactions to broker-dealers as compensation for the promotion or sale of Trust shares by those broker-dealers.
REDEMPTIONS IN KIND
     Although the Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of securities or other assets held by the Fund’s corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund’s net asset value during any 90-day period. To the extent that the Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

NET ASSET VALUE
     It is the policy of the Fund to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by the Fund’s corresponding Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires the Fund’s corresponding Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity and dollar-weighted average life maturity of 60 and 120 days or less, respectively, to invest only in securities determined by the Manager, pursuant to procedures approved by the Master Trust Board to present minimal credit risks and to comply with the liquidity and diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

TAX INFORMATION
     The tax information set forth in the Prospectus and the information in this section relates solely to federal income tax law and assumes that the Fund qualifies as a regulated investment company (“RIC”) (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to its shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. The information is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
Taxation of the Fund
     The Fund intends to elect and qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code. The Fund must, among other requirements:
•	Derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or certain other income derived with respect to its business of investing in such stock, securities or currencies, and (2) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”);
•	Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (c) securities of one or more QPTPs (“Diversification Requirement”); and
•	Distribute annually to its shareholders at least 90% of the sum of its investment company taxable income (generally, taxable net investment income plus the excess (if any) of net short-term capital gain over net long-term capital loss) and net tax-exempt interest (“Distribution Requirement”).
     The Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio’s assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as taxable dividends to the extent of the Fund’s earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is “qualified dividend income” would be taxable at the rate for net capital gain (a maximum of 15% through 2012). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.
     The Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
Taxation of the Portfolio
     The Portfolio is classified as a separate partnership for federal tax purposes that is not a “publicly traded partnership” treated as a corporation. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio’s income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.
     Because the Fund is deemed to own a proportionate share of its corresponding Portfolio’s assets and to earn a proportionate share of its corresponding Portfolio’s income for purposes of determining whether the Fund satisfies the requirements to continue to qualify as a RIC, the Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

     Distributions to the Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund’s recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund’s basis in its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund’s entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund’s basis in its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund’s share of the Portfolio’s net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund’s share of the Portfolio’s losses.
Taxation of the Fund’s Shareholders
     Dividends or other distributions the Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.
     If Fund shares are sold or exchanged at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.
     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
     Cost Basis Reporting
     Legislation passed by Congress in 2008 requires the Funds (or its administrative agent) to report to the IRS and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, the Funds will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares the Funds will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Funds will use a default cost basis method that has not yet been determined. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.
     Backup Withholding
     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a portion of distributions paid to you, equal to the backup withholding rate then in effect multiplied by the amount of the distribution, if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.” The Fund will also be required to withhold such percentage of the proceeds of redemptions of shares in the first of these three situations. Backup withholding is not an additional tax; rather any amounts so withheld may be credited against your federal income tax liability or refunded.
DESCRIPTION OF THE MILEAGE TRUST
     The Mileage Trust, organized on February 22, 1995, is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Mileage Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Mileage Trust and provides for indemnification and reimbursement of expenses out of Mileage Trust property for any shareholder held personally liable for the obligations of the Mileage Trust. The Declaration of Trust also provides that the Mileage Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Mileage Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Mileage Trust itself was unable to meet its obligations. The Mileage Trust has not engaged in any other business. The Mileage Class was created for individual investors wishing to receive AAdvantage Miles.
FINANCIAL STATEMENTS
     The audited financial statements of the Money Market Mileage Fund and the Portfolio, including the reports of the independent registered public accounting firm, Ernst & Young LLP, are incorporated by reference to the American Beacon Mileage Funds’ Annual Report to Shareholders for the year ended December 31, 2010.

APPENDIX A
Ratings Definitions
     Below are summaries of the relevant ratings definitions used by the some of the rating organizations. Those ratings represent the opinion of the rating organization as to the credit quality of the issues that they rate. The summaries are based upon publicly available information provided by the ratings organizations.
     Ratings of Short-Term Obligations — Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations that generally have an original maturity not exceeding thirteen months. The rating P-1 is the highest short-term rating assigned by Moody’s and it denotes an issuer (or supporting institution) that has a superior ability to repay short-term debt obligations. The rating P-2 denotes an issuer (or supporting institution) rated that has a strong ability to repay short-term debt obligations.
     Standard & Poor’s short-term ratings are generally assigned to obligations with an original maturity of no more than 365 days-including commercial paper. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
     Fitch Ratings’ short-term ratings have a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. A rating of F1 denotes an obligation of the highest credit quality. It indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature. A rating of F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
     Ratings of Municipal Obligations — Moody’s ratings for short-term investment-grade municipal obligations are designated Municipal Investment Grade (MIG or VMIG in the case of variable rate demand obligations). Factors used in determination of ratings include liquidity of the borrower and short-term cyclical elements. The MIG/VMIG 1 rating denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing. The MIG/VMIG 2 rating denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
     Standard & Poor’s assigns a rating of SP-1 to denote a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. A rating of SP-2 denotes a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

AMERICAN BEACON MILEAGE FUNDS
PART C. OTHER INFORMATION
Item 28. Exhibits

(a)	(1)	Amended and Restated Declaration of Trust, dated November 1, 2004 — (vii)

	(2)	Written Instrument Amending the Amended and Restated Declaration of Trust, filed with the Commonwealth of Massachusetts on March 23, 2005 — (filed herewith)

(b)		Amended Bylaws — (i)

(c)		Rights of holders of the securities being registered are contained in Articles III, VIII, X, XI and XII of the Registrant’s Declaration of Trust and Articles III, V and VI of the Registrant’s Bylaws

(d)	(1)
Management Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, American Beacon Master Trust and American Beacon Advisors, Inc., dated September 12, 2008 — (ix)

	(2)	Amendment to Management Agreement, dated February 13, 2009 — (x)

	(3)	Form of Amendment to Management Agreement — (xiii)

	(4)	Amendment to Management Agreement, dated December 8, 2010 — (xv)

(e)	(1)	Form of Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated March 31, 2009 — (xi)

	(2)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated September 1, 2010 — (xv)

	(3)	Amendment to Distribution Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds and Foreside Fund Services, LLC, dated February 14, 2011 (xvi)

(f)		Bonus, profit sharing or pension plans — (none)

(g)	(1)	Custodian Agreement between Registrant and State Street Bank and Trust Company, dated December 1, 1997 — (ii)

	(2)	Amendment to Custodian Agreement to reflect amendments to

Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 — (vi)

(h) (1	)(A)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated January 1, 1998 — (ii)

(1	)(B)	Amended and Restated Schedule A to the Transfer Agency and Service Agreement, dated October 21, 2010 — (xviii)

(2)
Administrative Services Agreement among American AAdvantage Funds, American AAdvantage Mileage Funds, AMR Investment Services Trust, AMR Investment Services, Inc. and State Street Bank and Trust Company, dated November 29, 1999 — (iii)

(3)		Purchase Agreement between American AAdvantage Mileage Funds and John H. Harland Company, dated December 1, 2001 — (iv)

(4	)(A)
Form of Administration Agreement among American Beacon Funds, American Beacon Mileage Funds, American Beacon Select Funds, American Beacon Master Trust and American Beacon Advisors, Inc., dated September 12, 2008 — (ix)

(4	)(B)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated April 30, 2009 — (xi)

(4	)(C)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated July 24, 2009 — (xii)

(4	)(D)
Form of Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated March 2010 — (xiii)

(4	)(E)
Amendment to Administration Agreement among American Beacon Funds, the American Beacon Mileage Funds, the American Beacon Select Funds and the American Beacon Master Trust, and American Beacon Advisors, Inc., dated November 18, 2010 — (xv)

(4	)(F)
Amendment to the Amended and Restated Administrative Services Agreement among American Beacon Funds, American Beacon Master Trust, American Beacon Advisors, Inc. and State Street Bank and Trust Company, dated December 7, 2010 — (xviii)

(i)		Opinion and consent of counsel — (filed herewith)

(j)		Consent of Independent Registered Public Accounting Firm — (filed herewith)

(k)	Financial statements omitted from prospectus — (none)

(l)	Letter of investment intent — (i)

(m)	Plan pursuant to Rule 12b-1 for the Mileage Class — (i)

(n)	Plan Pursuant to Rule 18f-3 — (i)

(p) (1)	Code of Ethics of American Beacon Advisors, Inc., American Beacon Master Trust, American Beacon Funds, American Beacon Mileage Funds, and American Beacon Select Funds, dated March 14, 2011 — (xx)
Other Exhibits:
Powers of Attorney for Trustees of American Beacon Funds, American Beacon Mileage Funds, American Beacon Master Trust, and American Beacon Select Funds, dated May 27, 2009 — (xii)

(i)	Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 15, 1997.

(ii)	Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 26, 1998.

(iii)	Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 21, 1999.

(iv)	Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2002.

(v)	Incorporated by reference to Post-Effective Amendment No. 42 to the American AAdvantage Funds’ Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 2003.

(vi)	Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 1, 2004.

(vii)	Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 15, 2004.

(viii)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on March 1, 2007.

(ix)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on December 31, 2008.

(x)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on February 27, 2009.

(xi)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on May 1, 2009.

(xii)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on August 3, 2009.

(xiii)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on December 22, 2009.

(xiv)	Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 24, 2010.

(xv)	Incorporated by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 14, 2010.

(xvi)	Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on March 1, 2011.

(xvii)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on February 26, 2010.

(xviii)	Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on December 30, 2010.

(xix)	Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on March 18, 2011.

(xx)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on August 3, 2009.

(xxi)	Incorporated by reference to Post-Effective Amendment No. 103 to the Registration Statement of American Beacon Funds on Form N-1A filed with the Securities and Exchange Commission on March 18, 2011.

Item 29. Persons Controlled by or under Common Control with Registrant
     None.
Item 30. Indemnification
     Article XI of the Declaration of Trust of the Trust provides that:
Limitation of Liability
     Section 1. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of them or any officer, agent, employee or investment adviser of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Indemnification
     Section 2.
          (a) Subject to the exceptions and limitations contained in paragraph (b) below:
          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as “Covered Person”) shall be indemnified by the appropriate portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;
          (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
          (b) No indemnification shall be provided hereunder to a Covered Person:
          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.
     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.
     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:
          (i) such Covered Person shall have provided appropriate security for such undertaking;
          (ii) the Trust is insured against losses arising out of any such advance payments; or
          (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.
     According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
     Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.
     Numbered Paragraph 8 of the Management Agreement provides that:

     8. Limitation of Liability of the Manager. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Fund in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to a Trust or acting in any business of a Trust, to be rendering such services to or acting solely for a Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.
     Numbered Paragraph 11 of the Administration Agreement provides that:
     11. Limitation of Liability of American Beacon Advisors, Inc. (“ABA”). ABA shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of ABA, who may be or become an officer, Board member, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of ABA even though paid by it.
     Section 4.2 of the Distribution Agreement provides that:
     (a) Notwithstanding anything in this Agreement to the contrary, Foreside shall not be responsible for, and the Clients shall on behalf of each applicable Fund or Class thereof, indemnify and hold harmless Foreside, its employees, directors, officers and managers and any person who controls Foreside within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (for purposes of this Section 4.2(a), “Foreside Indemnitees”) from and against, any and all losses, damages, costs, charges, reasonable counsel fees, payments, liabilities and other expenses of every nature and character (including, but not limited to, direct and indirect reasonable reprocessing costs) arising out of or attributable to all and any of the following (for purposes of this Section 4.2(a), a “Foreside Claim”):
          (i) any action (or omission to act) of Foreside or its agents taken in connection with this Agreement; provided, that such action (or omission to act) is taken in good faith and without willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement;
          (ii) any untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of Foreside;
          (iii) any material breach of the Clients’ agreements, representations, warranties, and covenants in Sections 2.9 and 5.2 of this Agreement; or
          (iv) the reliance on or use by Foreside or its agents or subcontractors of information, records, documents or services which have been prepared, maintained or performed by the Clients or any agent of the Clients, including but not limited to any Predecessor Records provided pursuant to Section 2.9(b).
     (b) Foreside will indemnify, defend and hold the Clients and their several officers and members of their Governing Bodies and any person who controls the Clients within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, (collectively, the “Clients Indemnitees” and, with the Foreside Indemnitees, an “Indemnitee”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon all and any of the following (for purposes of this Section 4.2(c), a “Clients Claim” and, with a Foreside Claim, a “Claim”):
          (i) any material action (or omission to act) of Foreside or its agents taken in connection with this Agreement, provided that such action (or omission to act) is not taken in good faith and with willful misfeasance, negligence or reckless disregard by Foreside of its duties and obligations under this Agreement.
          (ii) any untrue statement of a material fact contained in the Registration Statement or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Clients in writing in connection with the preparation of the Registration Statement by or on behalf of Foreside; or
          (iii) any material breach of Foreside’s agreements, representations, warranties and covenants set forth in Section 2.4 and 5.1 hereof
     (d) The Clients or Foreside (for purpose of this Section 4.2(d), an “Indemnifying Party”) may assume the defense of any suit brought to enforce any Foreside Claim or Clients Claim, respectively, and may retain counsel chosen by the Indemnifying Party and approved by the other Party, which approval shall not be unreasonably withheld or delayed. The Indemnifying Party shall advise the other Party that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Indemnifying Party assumes the defense of any such suit and retains counsel, the other Party shall bear the fees and expenses of any additional counsel that they retain. If the Indemnifying Party does not assume the defense of any such suit, or if other

Party does not approve of counsel chosen by the Indemnifying Party, or if the other Party has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Indemnifying Party, the Indemnifying Party will reimburse any Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that the Indemnitee retains. An Indemnitee shall not settle or confess any claim without the prior written consent of the applicable Client, which consent shall not be unreasonably withheld or delayed.
     (e) An Indemnifying Party’s obligation to provide indemnification under this section is conditioned upon the Indemnifying Party receiving notice of any action brought against an Indemnitee within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the Person or Persons against whom the action is brought. The failure to provide such notice shall not relieve the Indemnifying Party of any liability that it may have to any Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.
     (f) The provisions of this section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by Foreside. The indemnification provisions of this section will inure exclusively to the benefit of each person that may be an Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).
     Section 4.3 of the Distribution Agreement provides that:
     Notwithstanding anything in this Agreement to the contrary, except as specifically set forth below:
     (a) Neither Party shall be liable for losses, delays, failure, errors, interruption or loss of data occurring directly or indirectly by reason of circumstances beyond its reasonable control, including, without limitation, acts of God; action or inaction of civil or military authority; public enemy; war; terrorism; riot; fire; flood; sabotage; epidemics; labor disputes; civil commotion; interruption, loss or malfunction of utilities, transportation, computer or communications capabilities; insurrection; or elements of nature;
     (b) Neither Party shall be liable for any consequential, special or indirect losses or damages suffered by the other Party, whether or not the likelihood of such losses or damages was known by the Party;
     (c) No affiliate, director, officer, employee, manager, shareholder, partner, agent, counsel or consultant of either Party shall be liable at law or in equity for the obligations of such Party under this Agreement or for any damages suffered by the other Party related to this Agreement;
     (d) Except as set forth in Section 4.2(f), there are no third party beneficiaries of this Agreement;

     (e) Each Party shall have a duty to mitigate damages for which the other Party may become responsible;
     (f) The assets and liabilities of each Fund are separate and distinct from the assets and liabilities of each other Fund, and no Fund shall be liable or shall be charged for any debt, obligation or liability of any other Fund, whether arising under this Agreement or otherwise; and in asserting any rights or claims under this Agreement, Foreside shall look only to the assets and property of the Fund to which Foreside’s rights or claims relate in settlement of such rights or claims; and
     (g) Each Party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Manager
     American Beacon Advisors, Inc. (the “Manager”), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC.
Item 32. Principal Underwriter
          (a) Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1) American Beacon Funds

2) American Beacon Mileage Funds

3) American Beacon Select Funds

4) Henderson Global Funds

5) Bridgeway Funds, Inc.

6) Century Capital Management Trust

7) Sound Shore Fund, Inc.

8) Forum Funds

9) Central Park Group Multi-Event Fund

10) PMC Funds, Series of the Trust for Professional Managers

11) Nomura Partners Funds, Inc.

12) Wintergreen Fund, Inc.

13) RevenueShares ETF Trust

14) Direxion Shares ETF Trust

15) Javelin Exchange-Traded Trust

16) AdvisorShares Trust

17) Liberty Street Horizon Fund, Series of the Investment Managers Series Trust

18) DundeeWealth Funds

19) U.S. One Trust

20) Turner Funds

21) Center Coast MLP Focus Fund, Series of the Investment Managers Series Trust

22) Ironwood Multi-Strategy Fund LLC

23) Ironwood Institutional Multi-Strategy Fund LLC

24) FocusShares Trust
(b)	The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s underwriter. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

		Position with	Position with
Name	Address	Underwriter	Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite	President and Manager	None
100, Portland, ME 04101

Richard J. Berthy	Three Canal Plaza, Suite	Vice President,	None
	100, Portland, ME 04101	Treasurer and Manager

Jennifer E. Hoopes	Three Canal Plaza, Suite	Secretary	None
100, Portland, ME 04101

Nanette K. Chern	Three Canal Plaza, Suite	Vice President and	None
	100, Portland, ME 04101	Chief Compliance Officer

     (c) Not applicable.
Item 33. Location of Accounts and Records
     The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of 1) the Trust’s custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) the Manager at American Beacon Advisors, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; or 3) Boston Financial Data Services, an affiliate of the Trust’s transfer agent, 330 West 9th St., Kansas City, Missouri 64105.
Item 34. Management Services
     Not applicable.
Item 35. Undertakings
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on April 29, 2011.

AMERICAN BEACON MILEAGE FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President	April 29, 2011
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	April 29, 2011
Melinda G. Heika

W. Humphrey Bogart*	Trustee	April 29, 2011
W. Humphrey Bogart

Brenda A. Cline*	Trustee	April 29, 2011
Brenda A. Cline

Eugene J. Duffy*	Trustee	April 29, 2011
Eugene J. Duffy

Thomas M. Dunning*	Trustee	April 29, 2011
Thomas M. Dunning

Alan D. Feld*	Trustee	April 29, 2011
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	April 29, 2011
Richard A. Massman

R. Gerald Turner*	Trustee	April 29, 2011
R. Gerald Turner

Paul J. Zucconi*	Trustee	April 29, 2011
Paul J. Zucconi

*By	/s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, American Beacon Master Trust has duly caused this Post-Effective Amendment No. 24 to the Registration Statement of American Beacon Mileage Funds, as it relates to American Beacon Master Trust, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on April 29, 2011.

AMERICAN BEACON MASTER TRUST
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 24 to the Registration Statement of American Beacon Mileage Funds, as it relates to the American Beacon Master Trust, has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President	April 29, 2011
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	April 29, 2011
Melinda G. Heika

W. Humphrey Bogart*	Trustee	April 29, 2011
W. Humphrey Bogart

Brenda A. Cline*	Trustee	April 29, 2011
Brenda A. Cline

Eugene J. Duffy*	Trustee	April 29, 2011
Eugene J. Duffy

Thomas M. Dunning*	Trustee	April 29, 2011
Thomas M. Dunning

Alan D. Feld*	Trustee	April 29, 2011
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	April 29, 2011
Richard A. Massman

R. Gerald Turner*	Trustee	April 29, 2011
R. Gerald Turner

Paul J. Zucconi*	Trustee	April 29, 2011
Paul J. Zucconi

*By	/s/ Rosemary K. Behan
Rosemary K. Behan
Attorney-In-Fact

EXHIBIT INDEX

Type:	Description:

99.i	Opinion and consent of counsel

99.j	Consent of Independent Registered Public Accounting Firm